Share capital	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

28. Share capital

Authorized:

As of December 31, 2025, 2024 and 2023, the authorized share capital of the Company is US$100,000 divided into 5,000,000,000 shares, comprising of (i) 4,000,000,000 Class A ordinary shares with a par value of US$0.00002 each, (ii) 500,000,000 Class B ordinary shares with a par value of US$0.00002 each, and (iii) 500,000,000 shares with a par value of US$0.00002 each of such class or classes (however designated) as the board of directors may determine in accordance with the memorandum and articles of association.

Issued and fully paid:

As of December 31, 2025, 1,088,570,259 Class A ordinary shares and 76,171,441 Class B ordinary shares were issued and fully paid by the Company. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. During the years ended December 31, 2023, 2024 and 2025, 19,778,967, 4,154,926 and 17,230,502 Class B ordinary shares were converted to Class A ordinary shares, respectively.

Share repurchases:

On November 11, 2023, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$1 billion of its shares over the next 24 months. The share repurchases may be made from time to time through legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. This repurchase program terminated in November 2025 in accordance with its terms.

28. Share capital (Continued)

On March 17, 2025, the Company’s board of directors authorized another share repurchase program under which the Company may repurchase up to US$2 billion of its shares over the next 24 months. The share repurchases may be made from time to time through legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.

	Number of				Shares held for
	ordinary				shares award
	shares	Share capital	Share premium	Treasury shares	scheme	Total
		RMB	RMB	RMB	RMB	RMB
As of January 1, 2023	1,226,769,750	159	395,724,745	—	(5)	395,724,899
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	1,865,862	—	1	1,865,863
Repurchase of ordinary shares (b)	—	—	—	(112,666)	—	(112,666)
As of December 31, 2023	1,226,769,750	159	397,590,607	(112,666)	(4)	397,478,096

As of January 1, 2024	1,226,769,750	159	397,590,607	(112,666)	(4)	397,478,096
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	1,399,704	—	1	1,399,705
Repurchase of ordinary shares (b)	—	—	—	(4,872,181)	—	(4,872,181)
Cancellation of ordinary shares (b)	(38,008,934)	(5)	(4,460,356)	4,460,361	—	—
As of December 31, 2024	1,188,760,816	154	394,529,955	(524,486)	(3)	394,005,620

As of January 1, 2025	1,188,760,816	154	394,529,955	(524,486)	(3)	394,005,620
Bulk issuance of ADSs reserved for share incentive plans	9,638,630	1	—	—	(1)	—
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	871,514	—	1	871,515
Repurchase of ordinary shares (b)	—	—	—	(5,448,058)	—	(5,448,058)
Cancellation of ordinary shares (b)	(33,657,746)	(5)	(4,533,708)	4,533,713	—	—
As of December 31, 2025	1,164,741,700	150	390,867,761	(1,438,831)	(3)	389,429,077
(a)

For the years ended December 31, 2023, 2024 and 2025, the changes of the number of exercise of share options and vesting of restricted shares and RSUs, net were 6,552,299, 5,953,956 and 4,718,535, respectively.

(b)

The Company repurchased 4,244,255 ADSs, equals to 1,061,064 Class A ordinary shares, from the open market with an aggregate purchase price of RMB112,666 (US$15,860) during the year ended December 31, 2023.

The Company repurchased 163,105,636 ADSs, equals to 40,776,409 Class A ordinary shares, from the open market with an aggregate purchase price of RMB4,872,181 (US$687,755) during the year ended December 31, 2024.

The Company repurchased 157,018,908 ADSs, equals to 39,254,727 Class A ordinary shares, from the open market with an aggregate purchase price of RMB5,448,058 (US$761,767) during the year ended December 31, 2025.

As of December 31, 2025, 286,666,720 ADSs, equals to 71,666,680 Class A ordinary shares had been cancelled. The remaining approximately 37,702,079 ADSs, equals to 9,425,520 Class A ordinary shares which had not been cancelled as of December 31, 2025 were recorded in the treasury stock account.